Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt					€ 31.3
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 660.4				€ 700.6	$ 700.0
Interest rate	3.00%		3.75%
Repayments of non-current borrowings	€ 6.6	$ 7.0
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%
Interest rate floor	0.50%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553.2
Interest rate	3500000.00%
Borrowing costs capitalised			€ 5.1
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 130.0
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	2,044.4			€ 1,997.6
Carrying value	2,087.1			2,098.3
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0			0.0
Carrying value	(39.5)			(41.9)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,326.4			1,340.0
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,346.2			1,316.2
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.2			0.2
Carrying value	0.2			0.2
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	800.0			800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 698.0			€ 681.2